Average Annual Total Returns - Great-West Short Duration Bond Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	4.99%	3.22%		2.82%	May 01, 2015	3.69%	2.81%		2.47%	4.63%	2.85%	2.46%		3.69%	2.81%	2.29%